Organization and Principal Activities - Summary of Major Subsidiaries Consolidated Vies and Vies Subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
Lizhi Inc
Organization and Reorganization
Place and year of incorporation	British Virgin Islands, Y2010
Principal activities	Investment holding
Lizhi Inc | Lizhi Inc
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Lizhi Holding Limited
Organization and Reorganization
Place and year of incorporation	Hong Kong, China Y2010
Principal activities	Investment holding
Lizhi Holding Limited | Lizhi Holding Limited
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Beijing Hongyiyichuang Information Technology Co., Ltd
Organization and Reorganization
Place and year of incorporation	Beijing, China Y2011
Principal activities	Technical support and consulting services, advertising service
Beijing Hongyiyichuang Information Technology Co., Ltd | Beijing Hongyiyichuang Information Technology Co., Ltd
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
TIYA INC. Tiya Cayman
Organization and Reorganization
Place and year of incorporation	Cayman Islands, Y2019
Principal activities	Investment holding
TIYA INC. Tiya Cayman | TIYA INC. Tiya Cayman
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
VOCAL BEATS Inc. ("Vocal Beats")
Organization and Reorganization
Place and year of incorporation	British Virgin Islands, Y2019
Principal activities	Investment holding
VOCAL BEATS Inc. ("Vocal Beats") | VOCAL BEATS Inc. ("Vocal Beats")
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
TIYA INC Tiya BVI
Organization and Reorganization
Place and year of incorporation	British Virgin Islands, Y2019
Principal activities	Investment holding
TIYA INC Tiya BVI | TIYA INC Tiya BVI
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Tiya Holding Limited
Organization and Reorganization
Place and year of incorporation	Hong Kong, China Y2019
Principal activities	Investment holding
Tiya Holding Limited | Tiya Holding Limited
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
TIYA PTE. LTD.
Organization and Reorganization
Place and year of incorporation	Singapore Y2019
Principal activities	Audio entertainment business and others
TIYA PTE. LTD. | TIYA PTE. LTD.
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
NASHOR PTE. LTD.
Organization and Reorganization
Place and year of incorporation	Singapore Y2019
Principal activities	Audio entertainment business and others
NASHOR PTE. LTD. | NASHOR PTE. LTD.
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Guangzhou Tiya Information Technology Co., Ltd
Organization and Reorganization
Place and year of incorporation	Guangzhou, China Y2019
Principal activities	Technical support and consulting services
Guangzhou Tiya Information Technology Co., Ltd | Guangzhou Tiya Information Technology Co., Ltd
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Tiya Inc.
Organization and Reorganization
Place and year of incorporation	USA Y2020
Principal activities	Audio entertainment business and others
Tiya Inc. | Tiya Inc.
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Guangzhou QingYin Information Technology Co., Ltd. ("Guangzhou QingYin")
Organization and Reorganization
Place and year of incorporation	Guangzhou, China Y2022
Principal activities	Technical support and consulting services
Guangzhou QingYin Information Technology Co., Ltd. ("Guangzhou QingYin") | Guangzhou QingYin Information Technology Co., Ltd. ("Guangzhou QingYin")
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Guangzhou Yuyin Information Technology Co., Ltd.
Organization and Reorganization
Place and year of incorporation	Guangzhou, China Y2022
Principal activities	Technical support and consulting services
Guangzhou Yuyin Information Technology Co., Ltd. | Guangzhou Yuyin Information Technology Co., Ltd.
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Guangzhou Yuechuang Information Technology Co., Ltd.
Organization and Reorganization
Place and year of incorporation	Guangzhou, China Y2022
Principal activities	Technical support and consulting services
Guangzhou Yuechuang Information Technology Co., Ltd. | Guangzhou Yuechuang Information Technology Co., Ltd.
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Guangzhou Lizhi Network Technology Co., Ltd
Organization and Reorganization
Place and year of incorporation	Guangzhou, China Y2007
Principal activities	Audio entertainment and podcast business
Guangzhou Lizhi Network Technology Co., Ltd | Guangzhou Lizhi Network Technology Co., Ltd
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Guangzhou Huanliao Network Technology Co., Ltd
Organization and Reorganization
Place and year of incorporation	Guangzhou, China Y2016
Principal activities	Audio entertainment business and others
Guangzhou Huanliao Network Technology Co., Ltd | Guangzhou Huanliao Network Technology Co., Ltd
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Changsha Limang Interaction Entertainment Co., Ltd
Organization and Reorganization
Place and year of incorporation	Changsha, China Y2015
Principal activities	Audio entertainment business and others
Changsha Limang Interaction Entertainment Co., Ltd | Changsha Limang Interaction Entertainment Co., Ltd
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Huaian Lizhi Network Technology Co., Ltd
Organization and Reorganization
Place and year of incorporation	Huai’an, China Y2015
Principal activities	Audio entertainment business and others
Huaian Lizhi Network Technology Co., Ltd | Huaian Lizhi Network Technology Co., Ltd
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Wuhan Lizhi Network Technology Co., Ltd
Organization and Reorganization
Place and year of incorporation	Wuhan, China Y2017
Principal activities	Audio entertainment business and others
Wuhan Lizhi Network Technology Co., Ltd | Wuhan Lizhi Network Technology Co., Ltd
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Wuhan Yuyinliaorao Network Technology Co., Ltd
Organization and Reorganization
Place and year of incorporation	Wuhan, China Y2019
Principal activities	Audio entertainment business and others
Wuhan Yuyinliaorao Network Technology Co., Ltd | Wuhan Yuyinliaorao Network Technology Co., Ltd
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Wuhan Zhiyin Network Technology Co., Ltd
Organization and Reorganization
Place and year of incorporation	Wuhan, China Y2019
Principal activities	Audio entertainment business and others
Wuhan Zhiyin Network Technology Co., Ltd | Wuhan Zhiyin Network Technology Co., Ltd
Organization and Reorganization
Percentage of direct or indirect economic ownership	100.00%